Commitments and Contractual Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Summary of Contractual Obligations
The Company’s commitments and contractual obligations at December 31, 2021, include:

	2022	2023	2024	2025	2026 and later	Total

Debt (1)	$—	$—	$—	$—	$500,000	$500,000
Purchase obligations	33,357	5,907	24	—	—	39,288
Leases	7,629	3,656	3,476	2,464	9,221	26,446
Mineral properties	2,957	2,959	2,907	2,907	5,986	17,716
Asset retirement obligations	4,088	1,700	1,700	1,700	168,398	177,586
	$48,031	$14,222	$8,107	$7,071	$683,605	$761,036
(1)Does not include interest on debt.